Cash and Due from Banks (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Cash and Due from Bank (Textual) [Abstract]
Reserve balance requirement	$ 37,683
Clearing balance requirement	$ 0